Financial risk management (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Volatility Risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for volatility, reasonably possible change in risk variable	10.00%
Volatility Risk | Disbursement upon completion of IPO
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of volatility risk, reasonably possible change in risk variable, increase on derivative values	$ 1,266
Sensitivity analysis for types of volatility risk, reasonably possible change in risk variable, decrease on derivative values	1,545
Volatility Risk | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of volatility risk, reasonably possible change in risk variable, increase on derivative values	857
Sensitivity analysis for types of volatility risk, reasonably possible change in risk variable, decrease on derivative values	$ 1,141
Risk-free interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable	10.00%
Risk-free interest rate | Interest rate risk | Disbursement upon completion of IPO
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, increase on derivative values	$ 130
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, decrease on derivative values	43
Risk-free interest rate | Interest rate risk | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, increase on derivative values	35
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, decrease on derivative values	$ 35
Implied bond yield | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable	10.00%
Implied bond yield | Interest rate risk | Disbursement upon completion of IPO
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, increase on derivative values	$ 109
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, decrease on derivative values	292
Implied bond yield | Interest rate risk | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, increase on derivative values	45
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, decrease on derivative values	$ 50